[Letterhead of Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415]



STEPHEN E. ROTH
DIRECT LINE: (202) 383-0158
Internet: sroth@sablaw.com


                                   May 7, 1999
VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:      Charter National Life Insurance Company
         Charter National Variable Annuity Account
         Post Effective Amendment No. 19 to Form N-4
         (File Nos. 33-22925; 811-5279)


Commissioners:

     On behalf of Charter National Life Insurance Company (the "Company"), and Charter National Variable Annuity Account (the "Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Statement of Additional Information ("SAI") for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 30, 1999.

     If you have any questions or comments on this filing, please contact the undersigned at (202) 383-0158 or Mary Jane Wilson-Bilik at (202) 383-0660.

                                  Sincerely,



                                  /s/ Stephen E. Roth
                                      ---------------
                                      Stephen E. Roth


cc:      John R. Petrowski, Esq.
         Mary Jane Wilson-Bilik, Esq.